Cover	Feb. 21, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 21, 2023, Elanco Animal Health Incorporated (the “Company”) issued a press release announcing its financial results of operations for the fiscal quarter and full year ended December 31, 2022, which was furnished on a Form 8-K filed on that date (the “Original 8-K”). This Form 8-K/A is filed to provide certain updates to the information reported in the Original 8-K.
Document Period End Date	Feb. 21, 2023
Entity File Number	001-38661
Entity Registrant Name	Elanco Animal Health Incorporated
Entity Central Index Key	0001739104
Entity Tax Identification Number	82-5497352
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2500 Innovation Way
Entity Address, City or Town	Greenfield
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46140
City Area Code	877
Local Phone Number	352-6261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ELAN
Security Exchange Name	NYSE